Investments (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Disclosure of investments in joint ventures and associates
The change in investments is as follows:

	Skookumchuck	Other investments(1)(2)	Total
Balance, Dec. 31, 2023	104	34	138
Investment	—	8	8
Equity income (loss)	10	(5)	5
Distributions received	(5)	—	(5)
Changes in foreign exchange rates	9	2	11
Net change in fair value recognized in earnings	—	2	2
Balance, Dec. 31, 2024	118	41	159
Investment	—	7	7
Equity income (loss)	8	(2)	6
Distributions received	(5)	—	(5)
Changes in foreign exchange rates	(6)	(2)	(8)
Net change in fair value recognized in loss	—	(1)	(1)
Acquisition of control of previously equity-accounted investment	—	(14)	(14)
Balance, Dec. 31, 2025	115	29	144
(1)Other investments include EMG International, LLC accounted for using the equity method and Energy Impact Partners accounted for at FVTPL.
(2)On Feb. 28, 2025, the Company acquired the remaining 40 per cent interest in Tent Mountain, previously accounted for using the equity method. Tent Mountain became a wholly-owned subsidiary as at Dec. 31, 2025.
Summarized financial information on the results of operations relating to the Company’s pro-rata interests in Skookumchuck is as follows:

Year ended Dec. 31	2025	2024
Results of operations
Revenues and other operating income	21	21
Expenses	(13)	(12)
Proportionate share of net earnings	8	9
Summarized financial information on the assets and liabilities relating to the Company’s pro-rata interests in Skookumchuck is as follows:

As at Dec. 31	2025	2024
Current assets	14	15
Non-current assets	314	342
Current liabilities	(18)	(20)
Non-current liabilities	(74)	(97)
Net assets	236	240